SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment, useful life
Computer equipment	3 years
Office equipment	5 years
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of intangible assets, useful life
Trade name/domain name	10 years
Non-compete agreement	4.5 years
Online platform	5 years
Customer relationship	5-10 years